Investments in Associates	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investments in Associates
3.	Investments in Associates

In March 2014, the Company acquired an ownership interest in Group of Pioneers Diagnostics (“GOP”), LLC, representing 40% of the outstanding share interests in GOP. The investment was previously accounted for using the equity method of accounting. In March 2015, the Company resigned as manager of GOP resulting in the loss of ability to exercise significant influence over the operating and financial activities of the investee. As a result, the investment will be accounted for under the cost method accounting. The carrying value of this investment at June 30, 2015 was $0.2 million, and is reflected in investments in associates in the consolidated balance sheets.

5. Investments in Associates

In March 2014, the Company acquired an ownership interest in Group of Pioneers Diagnostics (“GOP”), LLC, representing 40% of the outstanding share interests in GOP. The investment in GOP is accounted for using the equity method of accounting. GOP owns two Management Service Organizations (“MSOs”) which provides a suite of management services to their clients which may include, but is not be limited to, general business management, fiscal management and physician practice management. GOP originated in June of 2014 and is currently undergoing efforts to achieve operational status. The carrying value of this investment at December 31, 2014 was $0.2 million, and is reflected in investments in associates on the consolidated balance sheets.

In December 2014, as part of the Athas acquisition, the Company acquired Athas’ investment ownership in two ASC’s and one hospital: 87.5% in Elite Orthopedic and Spine Surgery Center LLC; 15.7% in Elite Sinus Spine and Ortho LLC; and 10.7% in Elite Hospital Management LLC. For these investments, the Company concluded that it did not exert significant influence over the operating and financial activities. These investments are accounted for as cost method investments and recorded at cost. The carrying value of these investments at December 31, 2014 was $.7 million, and is recorded in investments in associates in the consolidated balance sheets.